STOCK OPTION PLANS (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2010
Options, Outstanding at beginning of year	2,999,000	3,057,000
Options, Granted	985,000	0	1,000,000
Options, Exercised	0	0
Options, Expired/Forfeited	(45,000)	(58,000)
Options, Outstanding at end of year	3,939,000	2,999,000
Weighted Average Exercise Price, Outstanding at beginning of year	$ 1.53	$ 1.51
Weighted Average Exercise Price, Options Granted	$ 0.12	$ 0	$ 0.10
Weighted Average Exercise Price, Options Exercised	$ 0	$ 0
Weighted Average Exercise Price, Options Expired/Forfeited	$ 1.59	$ 0.10
Weighted Average Exercise Price, Outstanding at end of year	$ 0.86	$ 1.53